CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 64,929	$ 119,384
Restricted cash	474	853
Trade receivables, (net of allowance for credit losses of $802 and $461 as of June 30, 2025 and December 31, 2024, respectively)	53,162	49,600
Contract assets	8,603	24,941
Inventories	48,737	38,890
Other current assets	45,498	21,963
Total current assets	221,403	255,631
LONG-TERM ASSETS:
Restricted cash	14	12
Long-term contract assets	7,890	8,146
Severance pay funds	6,544	5,966
Deferred taxes, net	16,129	11,896
Operating lease right-of-use assets	5,980	6,556
Other long-term assets	18,043	5,288
Total long-term assets	54,600	37,864
PROPERTY AND EQUIPMENT, NET	70,480	70,834
INTANGIBLE ASSETS, NET	61,689	12,925
GOODWILL	167,706	52,494
Total assets	575,878	429,748
CURRENT LIABILITIES:
Current maturities of long-term loan	3,375	0
Trade payables	18,541	17,107
Accrued expenses	46,295	45,368
Advances from customers and deferred revenues	57,464	18,587
Operating lease liabilities	2,919	2,557
Other current liabilities	18,621	17,817
Total current liabilities	147,215	101,436
LONG-TERM LIABILITIES:
Long-term loan	56,497	2,000
Accrued severance pay	7,179	6,677
Long-term advances from customers and deferred revenues	25	580
Operating lease liabilities	3,229	4,014
Other long-term liabilities	45,971	10,606
Total long-term liabilities	112,901	23,877
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares as of June 30, 2025 and December 31, 2024; Issued and outstanding: 57,196,198 and 57,017,032 shares as of June 30, 2025 and December 31, 2024, respectively	2,743	2,733
Additional paid-in capital	947,500	943,294
Accumulated other comprehensive loss	(2,843)	(6,120)
Accumulated deficit	(631,638)	(635,472)
Total shareholders' equity	315,762	304,435
Total liabilities and shareholders' equity	$ 575,878	$ 429,748